Distribution Date:	12/16/22	JPMBB Commercial Mortgage Securities Trust 2016-C1
Determination Date:	12/12/22
Next Distribution Date:	01/18/23
Record Date:	11/30/22	Commercial Mortgage Pass-Through Certificates
Series 2016-C1

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Kunal Singh	(212) 834-5467
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Exchangeable Certificate Factor Detail	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Additional Information	7	Special Servicer	Midland Loan Services
Bond / Collateral Reconciliation - Cash Flows	8		askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Balances	9		A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	10-14	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Mortgage Loan Detail (Part 1)	15-16
			Don Simon	(203) 660-6100
Mortgage Loan Detail (Part 2)	17-18		PO Box 4839 | Greenwich, CT 06831 | United States
Principal Prepayment Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Delinquency Loan Detail	21				trustadministrationgroup@wellsfargo.com
Collateral Stratification and Historical Detail	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	23	Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Modified Loan Detail	25
Historical Liquidated Loan Detail	26
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46645LAU1	1.694700%	29,181,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46645LAV9	2.668400%	95,864,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46645LAW7	3.514700%	44,513,000.00	2,828,551.55	0.00	8,284.59	0.00	0.00	8,284.59	2,828,551.55	35.62%	30.00%
A-4	46645LAX5	3.310600%	175,000,000.00	175,000,000.00	0.00	482,795.83	0.00	0.00	482,795.83	175,000,000.00	35.62%	30.00%
A-5	46645LAY3	3.576100%	317,480,000.00	317,480,000.00	0.00	946,116.86	0.00	0.00	946,116.86	317,480,000.00	35.62%	30.00%
A-SB	46645LAZ0	3.315800%	53,301,000.00	32,113,811.33	787,786.32	88,735.81	0.00	0.00	876,522.13	31,326,025.01	35.62%	30.00%
A-S	46645LBD8	3.970400%	58,760,000.00	58,760,000.00	0.00	194,417.25	0.00	0.00	194,417.25	58,760,000.00	28.44%	24.25%
B	46645LBE6	4.736279%	58,760,000.00	58,760,000.00	0.00	231,919.81	0.00	0.00	231,919.81	58,760,000.00	21.26%	18.50%
C	46645LBF3	4.736279%	47,263,000.00	47,263,000.00	0.00	186,542.30	0.00	0.00	186,542.30	47,263,000.00	15.48%	13.88%
D-1	46645LAC1	4.236279%	34,490,000.00	34,490,000.00	0.00	121,757.73	0.00	0.00	121,757.73	34,490,000.00	11.27%	10.50%
D-2	46645LAE7	4.236279%	21,716,000.00	21,716,000.00	0.00	76,662.53	0.00	0.00	76,662.53	21,716,000.00	8.61%	8.37%
E	46645LAJ6	4.736279%	29,380,000.00	29,380,000.00	0.00	115,959.90	0.00	0.00	115,959.90	29,380,000.00	5.02%	5.50%
F	46645LAL1	4.736279%	11,496,000.00	11,496,000.00	0.00	45,373.55	0.00	0.00	45,373.55	11,496,000.00	3.61%	4.38%
NR*	46645LAN7	4.736279%	44,708,765.00	29,572,258.56	0.00	116,718.73	0.00	0.00	116,718.73	29,572,258.56	0.00%	0.00%
R	46645LAQ0	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Z	46645LAS6	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,021,912,767.00	818,859,621.44	787,786.32	2,615,284.89	0.00	0.00	3,403,071.21	818,071,835.12

X-A	46645LBA4	1.214473%	774,099,000.00	586,182,362.88	0.00	593,252.44	0.00	0.00	593,252.44	585,394,576.56
X-B	46645LBB2	0.000000%	58,760,000.00	58,760,000.00	0.00	0.00	0.00	0.00	0.00	58,760,000.00
X-C	46645LBC0	0.000000%	47,263,000.00	47,263,000.00	0.00	0.00	0.00	0.00	0.00	47,263,000.00
X-D	46645LAA5	0.500000%	56,206,000.00	56,206,000.00	0.00	23,419.17	0.00	0.00	23,419.17	56,206,000.00
Notional SubTotal			936,328,000.00	748,411,362.88	0.00	616,671.61	0.00	0.00	616,671.61	747,623,576.56

Deal Distribution Total					787,786.32	3,231,956.50	0.00	0.00	4,019,742.82

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46645LAU1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46645LAV9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46645LAW7	63.54439265	0.00000000	0.18611619	0.00000000	0.00000000	0.00000000	0.00000000	0.18611619	63.54439265
A-4	46645LAX5	1,000.00000000	0.00000000	2.75883331	0.00000000	0.00000000	0.00000000	0.00000000	2.75883331	1,000.00000000
A-5	46645LAY3	1,000.00000000	0.00000000	2.98008334	0.00000000	0.00000000	0.00000000	0.00000000	2.98008334	1,000.00000000
A-SB	46645LAZ0	602.49922759	14.77995385	1.66480573	0.00000000	0.00000000	0.00000000	0.00000000	16.44475957	587.71927375
A-S	46645LBD8	1,000.00000000	0.00000000	3.30866661	0.00000000	0.00000000	0.00000000	0.00000000	3.30866661	1,000.00000000
B	46645LBE6	1,000.00000000	0.00000000	3.94689942	0.00000000	0.00000000	0.00000000	0.00000000	3.94689942	1,000.00000000
C	46645LBF3	1,000.00000000	0.00000000	3.94689927	0.00000000	0.00000000	0.00000000	0.00000000	3.94689927	1,000.00000000
D-1	46645LAC1	1,000.00000000	0.00000000	3.53023282	0.00000000	0.00000000	0.00000000	0.00000000	3.53023282	1,000.00000000
D-2	46645LAE7	1,000.00000000	0.00000000	3.53023255	0.00000000	0.00000000	0.00000000	0.00000000	3.53023255	1,000.00000000
E	46645LAJ6	1,000.00000000	0.00000000	3.94689925	0.00000000	0.00000000	0.00000000	0.00000000	3.94689925	1,000.00000000
F	46645LAL1	1,000.00000000	0.00000000	3.94689892	0.00000000	0.00000000	0.00000000	0.00000000	3.94689892	1,000.00000000
NR	46645LAN7	661.44208099	0.00000000	2.61064536	0.00000000	2.93438188	0.00000000	0.00000000	2.61064536	661.44208099
R	46645LAQ0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
Z	46645LAS6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46645LBA4	757.24469723	0.00000000	0.76637800	0.00000000	0.00000000	0.00000000	0.00000000	0.76637800	756.22701561
X-B	46645LBB2	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-C	46645LBC0	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-D	46645LAA5	1,000.00000000	0.00000000	0.41666673	0.00000000	0.00000000	0.00000000	0.00000000	0.41666673	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	11/01/22 - 11/30/22	30	0.00	8,284.59	0.00	8,284.59	0.00	0.00	0.00	8,284.59	0.00
A-4	11/01/22 - 11/30/22	30	0.00	482,795.83	0.00	482,795.83	0.00	0.00	0.00	482,795.83	0.00
A-5	11/01/22 - 11/30/22	30	0.00	946,116.86	0.00	946,116.86	0.00	0.00	0.00	946,116.86	0.00
A-SB	11/01/22 - 11/30/22	30	0.00	88,735.81	0.00	88,735.81	0.00	0.00	0.00	88,735.81	0.00
X-A	11/01/22 - 11/30/22	30	0.00	593,252.44	0.00	593,252.44	0.00	0.00	0.00	593,252.44	0.00
X-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	11/01/22 - 11/30/22	30	0.00	23,419.17	0.00	23,419.17	0.00	0.00	0.00	23,419.17	0.00
A-S	11/01/22 - 11/30/22	30	0.00	194,417.25	0.00	194,417.25	0.00	0.00	0.00	194,417.25	0.00
B	11/01/22 - 11/30/22	30	0.00	231,919.81	0.00	231,919.81	0.00	0.00	0.00	231,919.81	0.00
C	11/01/22 - 11/30/22	30	0.00	186,542.30	0.00	186,542.30	0.00	0.00	0.00	186,542.30	0.00
D-1	11/01/22 - 11/30/22	30	0.00	121,757.73	0.00	121,757.73	0.00	0.00	0.00	121,757.73	0.00
D-2	11/01/22 - 11/30/22	30	0.00	76,662.53	0.00	76,662.53	0.00	0.00	0.00	76,662.53	0.00
E	11/01/22 - 11/30/22	30	0.00	115,959.90	0.00	115,959.90	0.00	0.00	0.00	115,959.90	0.00
F	11/01/22 - 11/30/22	30	0.00	45,373.55	0.00	45,373.55	0.00	0.00	0.00	45,373.55	0.00
NR	11/01/22 - 11/30/22	30	130,676.82	116,718.73	0.00	116,718.73	0.00	0.00	0.00	116,718.73	131,192.59
Totals			130,676.82	3,231,956.50	0.00	3,231,956.50	0.00	0.00	0.00	3,231,956.50	131,192.59

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance	Principal Distribution Interest Distribution		Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
D-1 (Cert)	46645LAC1	4.236279%	34,490,000.00	34,490,000.00	0.00	121,757.73	0.00	0.00	121,757.73	34,490,000.00
D-1 (Exch)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
D-2 (Cert)	46645LAE7	4.236279%	21,716,000.00	21,716,000.00	0.00	76,662.53	0.00	0.00	76,662.53	21,716,000.00
D-2 (Exch)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			56,206,000.02	56,206,000.00	0.00	198,420.26	0.00	0.00	198,420.26	56,206,000.00

Exchangeable Certificate Details
D	46645LAG2	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 29

Exchangeable Certificate Factor Detail
Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
D	46645LAG2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 29

	Additional Information
Total Available Distribution Amount (1)	4,019,742.82
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,244,650.86	Master Servicing Fee	6,402.76
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	3,816.06
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	341.19
ARD Interest	0.00	Operating Advisor Fee	1,364.77
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	559.55
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,244,650.86	Total Fees	12,694.33

Principal		Expenses/Reimbursements
Scheduled Principal	787,786.32	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	787,786.32	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,231,956.50
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	787,786.32
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,019,742.82
Total Funds Collected	4,032,437.18	Total Funds Distributed	4,032,437.15

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	818,859,621.44	818,859,621.44	Beginning Certificate Balance	818,859,621.44
(-) Scheduled Principal Collections	787,786.32	787,786.32	(-) Principal Distributions	787,786.32
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	818,071,835.12	818,071,835.12	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	818,859,621.44	818,859,621.44	Ending Certificate Balance	818,071,835.12
Ending Actual Collateral Balance	818,071,835.12	818,071,835.12

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.74%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	45,994,480.47	5.62%	35	4.9461	NAP	Defeased	7	45,994,480.47	5.62%	35	4.9461	NAP
	9,999,999 or less	17	95,770,985.52	11.71%	37	4.8414	1.694004	1.35 or less	13	230,035,739.84	28.12%	31	4.9990	0.596160
10,000,000 to 19,999,999		6	93,907,858.10	11.48%	37	4.9225	1.707526	1.36 to 1.45	3	36,330,051.22	4.44%	38	4.8504	1.398201
20,000,000 to 24,999,999		0	0.00	0.00%	0	0.0000	0.000000	1.46 to 1.55	1	7,383,335.24	0.90%	38	5.0800	1.517500
25,000,000 to 49,999,999		6	202,295,153.38	24.73%	30	4.7688	1.838789	1.56 to 1.65	1	25,887,888.94	3.16%	37	4.6230	1.620400
	50,000,000 or greater	5	380,103,357.65	46.46%	37	4.6611	2.220486	1.66 to 1.80	1	7,313,272.21	0.89%	35	4.5500	1.726100
	Totals	41	818,071,835.12	100.00%	35	4.7549	1.959522	1.81 to 2.00	4	83,115,167.56	10.16%	35	4.8324	1.931108
								2.01 or greater	11	382,011,899.64	46.70%	37	4.5655	2.943267
								Totals	41	818,071,835.12	100.00%	35	4.7549	1.959522
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	16	45,994,480.47	5.62%	35	4.9461	NAP	South Carolina	2	1,483,535.27	0.18%	37	4.3924	3.015061
Alabama	2	1,329,739.30	0.16%	37	4.4106	2.924113	Tennessee	2	10,831,568.05	1.32%	37	4.6919	1.529589
Arizona	2	8,844,241.46	1.08%	35	4.5779	1.879823	Texas	11	99,464,768.60	12.16%	36	4.6731	2.109528
California	5	32,919,249.42	4.02%	37	4.5661	2.423324	Virginia	1	1,259,534.30	0.15%	38	4.2330	3.812900
Connecticut	1	3,076,567.39	0.38%	38	4.2330	3.812900	Washington	1	18,436,200.31	2.25%	38	5.0100	1.366900
Florida	7	105,083,951.81	12.85%	37	4.9593	2.943607	Wisconsin	2	2,632,311.54	0.32%	37	4.3839	3.057889
Georgia	4	10,384,000.00	1.27%	36	4.5860	2.046300	Totals	101	818,071,835.12	100.00%	35	4.7549	1.959522
Idaho	1	1,589,903.95	0.19%	38	4.2330	3.812900
									Property Type³
Illinois	4	3,169,739.30	0.39%	36	4.5124	2.414552
Indiana	1	1,693,144.47	0.21%	38	4.2330	3.812900		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Kansas	1	15,630,149.02	1.91%	37	4.6230	1.435700		Properties	Balance	Agg. Bal.			DSCR¹
Kentucky	1	25,887,888.94	3.16%	37	4.6230	1.620400	Defeased	16	45,994,480.47	5.62%	35	4.9461	NAP
Louisiana	5	10,839,076.69	1.32%	37	4.8529	1.952094	Industrial	2	9,016,935.37	1.10%	38	4.9900	2.955600
Maryland	2	10,863,875.83	1.33%	37	4.9871	1.751888	Lodging	7	152,316,711.47	18.62%	28	5.0604	2.069010
Massachusetts	1	1,775,736.88	0.22%	38	4.2330	3.812900	Mixed Use	5	75,622,924.70	9.24%	37	4.9435	0.990570
Michigan	2	43,844,004.31	5.36%	5	5.3377	0.177426	Multi-Family	4	51,907,469.23	6.35%	37	4.7156	1.565465
Minnesota	1	797,016.79	0.10%	38	4.2330	3.812900	Office	7	332,173,292.26	40.60%	37	4.5962	2.000174
Mississippi	3	17,272,925.27	2.11%	37	4.7643	2.153772	Retail	27	77,086,265.79	9.42%	36	4.8168	1.651523
Nevada	3	28,603,272.21	3.50%	36	4.7711	2.037513	Self Storage	33	73,953,755.83	9.04%	38	4.4606	3.365619
New Mexico	2	3,428,254.91	0.42%	38	4.8194	2.215815	Totals	101	818,071,835.12	100.00%	35	4.7549	1.959522
New York	7	257,128,290.74	31.43%	37	4.6150	1.935951
North Carolina	3	4,072,884.26	0.50%	37	4.4013	2.970564
Ohio	2	35,439,315.11	4.33%	36	4.9155	0.823680
Oklahoma	4	11,496,325.72	1.41%	37	4.7613	2.774603
Pennsylvania	2	2,799,882.80	0.34%	38	4.2330	3.812900

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	45,994,480.47	5.62%	35	4.9461	NAP	Defeased	7	45,994,480.47	5.62%	35	4.9461	NAP
	4.40000% or less	3	150,097,354.49	18.35%	38	4.2300	3.398355	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.40001% to 4.60000%	3	102,325,272.21	12.51%	36	4.5882	2.042706	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.60001% to 4.80000%	8	74,595,412.99	9.12%	37	4.6813	1.491285	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.80001% or greater	20	445,059,314.96	54.40%	33	4.9628	1.591318	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	41	818,071,835.12	100.00%	35	4.7549	1.959522	49 months or greater	34	772,077,354.65	94.38%	35	4.7435	1.992778
								Totals	41	818,071,835.12	100.00%	35	4.7549	1.959522
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	45,994,480.47	5.62%	35	4.9461	NAP	Defeased	7	45,994,480.47	5.62%	35	4.9461	NAP
	60 months or less	34	772,077,354.65	94.38%	35	4.7435	1.992778	Interest Only	6	358,212,000.00	43.79%	37	4.6156	1.976163
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	240 months or less	4	87,614,187.65	10.71%	37	4.5791	2.373966
	Totals	41	818,071,835.12	100.00%	35	4.7549	1.959522	241 months to 300 months	24	326,251,167.00	39.88%	33	4.9280	1.908653
								301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	41	818,071,835.12	100.00%	35	4.7549	1.959522
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	7	45,994,480.47	5.62%	35	4.9461	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	31	691,155,305.45	84.49%	37	4.6954	2.171442
	13 months to 24 months	3	80,922,049.20	9.89%	19	5.1544	0.466809
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	41	818,071,835.12	100.00%	35	4.7549	1.959522
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	883100566	OF	New York	NY	Actual/360	4.220%	334,083.33	0.00	0.00	N/A	02/06/26	--	95,000,000.00	95,000,000.00	12/06/22
2	305560002	OF	New York	NY	Actual/360	4.862%	315,999.45	0.00	0.00	N/A	01/06/26	--	78,000,000.00	78,000,000.00	12/06/22
3	304961102	OF	New York	NY	Actual/360	4.832%	291,933.33	0.00	0.00	N/A	11/01/25	--	72,500,000.00	72,500,000.00	12/01/22
4	305190002	OF	Austin	TX	Actual/360	4.593%	267,925.00	0.00	0.00	N/A	12/01/25	--	70,000,000.00	70,000,000.00	12/01/22
5	305560005	LO	Naples	FL	Actual/360	4.950%	266,929.03	106,709.97	0.00	N/A	01/01/26	--	64,710,067.62	64,603,357.65	12/01/22
6	883100562	SS	Various	Various	Actual/360	4.233%	160,721.85	136,710.82	0.00	02/06/26	02/06/36	--	45,562,538.01	45,425,827.19	12/06/22
7	883100563	LO	Troy	MI	Actual/360	5.365%	191,292.75	0.00	0.00	N/A	04/30/23	--	42,786,821.42	42,786,821.42	12/06/22
9	305190005	MU	Cleveland	OH	Actual/360	4.931%	142,698.22	72,115.26	0.00	N/A	12/01/25	--	34,726,802.45	34,654,687.19	12/01/22
10	695100617	SS	Various	Various	Actual/360	4.823%	114,865.07	51,395.08	0.00	N/A	01/06/26	--	28,579,323.72	28,527,928.64	12/06/22
12	305560012	MF	Louisville	KY	Actual/360	4.623%	99,876.67	37,268.96	0.00	N/A	01/01/26	--	25,925,157.90	25,887,888.94	12/01/22
14	883100548	RT	Various	Various	Actual/360	4.586%	95,587.53	0.00	0.00	N/A	12/06/25	--	25,012,000.00	25,012,000.00	12/06/22
15	695100628	LO	Lynnwood	WA	Actual/360	5.010%	77,114.77	34,402.57	0.00	N/A	02/06/26	--	18,470,602.88	18,436,200.31	12/06/22
16	305560016	MU	Winter Park	FL	Actual/360	5.080%	74,553.14	26,477.92	0.00	N/A	02/05/26	--	17,610,977.72	17,584,499.80	12/05/22
18	305560018	RT	Las Vegas	NV	Actual/360	4.900%	72,275.00	0.00	0.00	N/A	12/05/25	--	17,700,000.00	17,700,000.00	12/05/22
19	305560019	MF	Overland Park	KS	Actual/360	4.623%	60,301.84	22,501.61	0.00	N/A	01/01/26	--	15,652,650.63	15,630,149.02	12/01/22
20	883100547	LO	Largo	FL	Actual/360	4.948%	56,075.78	25,839.20	0.00	N/A	12/06/25	--	13,599,622.10	13,573,782.90	12/06/22
21	695100621	MU	Glendale	CA	Actual/360	4.954%	45,417.27	18,130.37	0.00	N/A	01/06/26	--	11,001,356.44	10,983,226.07	12/06/22
23	883100545	RT	Waynesville	NC	Actual/360	4.766%	40,525.84	16,308.23	0.00	N/A	12/06/25	06/06/25	10,203,736.11	10,187,427.88	12/06/22
24	883100546	OF	San Francisco	CA	Actual/360	4.314%	34,822.16	14,747.23	0.00	N/A	12/06/25	--	9,686,274.53	9,671,527.30	12/06/22
25	305560025	MF	Roanoke	VA	Actual/360	5.050%	39,672.14	14,316.02	0.00	N/A	07/05/25	--	9,427,044.28	9,412,728.26	12/05/22
26	305560026	LO	Chattanooga	TN	Actual/360	4.796%	35,353.68	17,088.68	0.00	N/A	01/01/26	--	8,845,790.71	8,828,702.03	12/01/22
27	695100631	IN	Austin	TX	Actual/360	4.990%	37,556.65	14,723.89	0.00	N/A	02/06/26	--	9,031,659.26	9,016,935.37	12/06/22
31	305560031	MU	Las Vegas	NV	Actual/360	4.550%	27,778.76	12,994.08	0.00	N/A	11/01/25	--	7,326,266.29	7,313,272.21	12/01/22
32	305560032	MF	El Paso	TX	Actual/360	4.870%	30,837.51	10,417.06	0.00	N/A	02/05/26	11/05/25	7,598,565.96	7,588,148.90	12/05/22
33	305560033	MF	Baltimore	MD	Actual/360	5.080%	31,300.20	10,412.36	0.00	N/A	02/05/26	--	7,393,747.60	7,383,335.24	12/05/22
34	883100525	IN	University Park	IL	Actual/360	4.834%	26,115.29	12,598.81	0.00	N/A	11/06/25	08/06/25	6,482,902.33	6,470,303.52	12/06/22
35	305560035	RT	Various	TX	Actual/360	4.880%	25,768.08	11,297.74	0.00	N/A	01/01/26	--	6,336,413.79	6,325,116.05	12/01/22
36	883100468	RT	Marana	AZ	Actual/360	4.700%	25,624.14	10,680.51	0.00	N/A	10/06/25	--	6,542,334.40	6,531,653.89	12/06/22

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
37	305560037	RT	Port Saint Lucie	FL	Actual/360	5.050%	25,826.23	11,425.60	0.00	N/A	01/05/26	--	6,136,926.73	6,125,501.13	12/05/22
38	883100552	RT	Greenville	MS	Actual/360	4.762%	26,336.73	9,315.08	0.00	N/A	01/06/26	--	6,636,722.07	6,627,406.99	12/06/22
39	883100531	OF	Silver Spring	MD	Actual/360	4.790%	13,976.48	20,873.58	0.00	N/A	11/06/25	--	3,501,414.17	3,480,540.59	12/06/22
40	695100633	IN	Atlanta	GA	Actual/360	5.090%	22,881.16	9,930.14	0.00	N/A	02/06/26	--	5,394,378.72	5,384,448.58	12/06/22
41	883100554	MU	Binghamton	NY	Actual/360	5.100%	21,655.65	8,206.59	0.00	N/A	01/06/26	--	5,095,446.02	5,087,239.43	12/06/22
42	883100549	LO	Woodland	CA	Actual/360	4.787%	16,381.40	18,623.89	0.00	N/A	12/06/25	--	4,106,471.05	4,087,847.16	12/06/22
43	883100557	MF	Chicago	IL	Actual/360	5.032%	17,708.82	7,883.18	0.00	N/A	10/06/25	--	4,223,088.48	4,215,205.30	12/06/22
44	883100556	OF	Austin	TX	Actual/360	4.665%	13,715.76	6,945.69	0.00	N/A	01/06/26	--	3,528,170.06	3,521,224.37	12/06/22
45	883100561	RT	Lubbock	TX	Actual/360	5.357%	15,382.74	0.00	0.00	N/A	02/06/26	--	3,445,826.11	3,445,826.11	09/06/21
47	883100559	RT	Luling	LA	Actual/360	5.161%	13,160.29	4,880.95	0.00	N/A	01/06/26	--	3,059,940.68	3,055,059.73	12/06/22
48	883100553	MF	Ithaca	NY	Actual/360	5.100%	12,796.52	4,849.35	0.00	N/A	01/06/26	--	3,010,945.38	3,006,096.03	12/06/22
49	695100632	MF	Cleveland	OH	Actual/360	5.320%	12,150.72	4,545.70	0.00	N/A	02/06/26	--	2,740,763.73	2,736,218.03	12/06/22
50	695100634	RT	Albuquerque	NM	Actual/360	5.121%	9,673.88	3,170.20	0.00	N/A	02/06/26	--	2,266,872.09	2,263,701.89	12/06/22
Totals							3,244,650.86	787,786.32	0.00				818,859,621.44	818,071,835.12
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	14,446,431.12	3,422,578.44	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
2	23,211,361.87	14,815,629.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
3	43,245,785.06	32,019,169.74	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
4	21,639,802.91	14,095,541.83	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
5	31,933,570.00	40,976,778.77	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
6	12,786,006.95	13,751,604.63	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
7	(480,518.00)	514,399.00	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	3,358,753.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	4,338,853.00	3,970,527.15	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,610,780.95	2,083,410.16	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,601,288.29	1,881,176.79	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,694,080.58	2,029,907.89	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,412,783.65	1,168,505.79	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,252,715.00	993,217.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,494,429.28	1,123,940.81	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,857,339.18	3,506,589.52	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
21	695,484.19	176,521.21	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
24	1,980,540.04	1,499,696.68	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	1,137,103.59	770,012.87	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,549,303.48	1,461,218.30	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
31	816,499.68	690,683.87	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	627,918.00	589,315.56	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	544,395.76	290,536.58	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
36	543,829.00	431,263.75	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
37	567,027.21	468,124.23	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
38	691,028.30	296,845.46	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1,081,872.57	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	427,980.01	204,266.62	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
42	625,475.03	937,832.57	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
44	0.00	420,943.50	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
45	151,492.41	23,156.88	01/01/22	03/31/22	--	0.00	7,696.26	61,408.69	61,408.69	0.00	0.00
47	0.00	100,146.06	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
48	355,841.69	206,251.59	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
49	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
50	203,237.14	174,957.82	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	177,043,737.94	148,453,503.07				0.00	7,696.26	61,408.69	61,408.69	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/16/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.754871%	4.736270%	35
11/18/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.754882%	4.736279%	36
10/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.754889%	4.736284%	37
09/16/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.754900%	4.736292%	38
08/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	27,315,885.83	4.754907%	4.736297%	39
07/15/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.750568%	4.732097%	40
06/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.750577%	4.732103%	41
05/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.750582%	4.732106%	42
04/18/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.750590%	4.719550%	43
03/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	7,602.84	0	0.00	4.750594%	4.719563%	44
02/17/22	0	0.00	0	0.00	1	3,453,428.95	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.750616%	4.719596%	45
01/18/22	0	0.00	0	0.00	1	3,453,428.95	0	0.00	0	0.00	1	42,786,821.42	0	0.00	0	0.00	4.750620%	4.719609%	46
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 29

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		42,786,821	42,786,821	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		302,399,125	302,399,125	0		0
37 - 48 Months		427,460,061	427,460,061	0		0
49 - 60 Months		0	0	0		0
> 60 Months		45,425,827	45,425,827	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Dec-22	818,071,835	818,071,835	0	0	0	0
Nov-22	818,859,621	818,859,621	0	0	0	0
Oct-22	819,589,077	819,589,077	0	0	0	0
Sep-22	820,370,863	820,370,863	0	0	0	0
Aug-22	821,094,143	821,094,143	0	0	0	0
Jul-22	849,165,419	849,165,419	0	0	0	0
Jun-22	849,976,832	849,976,832	0	0	0	0
May-22	850,725,829	850,725,829	0	0	0	0
Apr-22	851,531,079	851,531,079	0	0	0	0
Mar-22	852,273,735	852,273,735	0	0	0	0
Feb-22	853,199,543	849,746,114	0	0	3,453,429	0
Jan-22	853,935,417	850,481,988	0	0	3,453,429	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 29

Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 29

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
7	883100563	0.00	5.36500%	0.00	5.36500%	8	09/10/21	02/06/21	--
42	883100549	4,559,586.34	4.78700%	4,559,586.34 4.78700%		10	09/08/20	05/06/20	10/13/20
45	883100561	3,390,779.15	5.35700%	3,390,779.15 5.35700%		10	09/17/21	08/11/21	--
Totals		7,950,365.49		7,950,365.49
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 25 of 29

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
13	305560013	02/18/21	24,022,926.07	39,400,000.00	25,355,530.29	1,332,604.22	25,355,530.29	24,022,926.07	0.00	0.00	0.00	0.00	0.00%
17	305560017	04/16/21	17,364,480.53	15,700,000.00	5,998,227.85	4,017,144.31	5,998,227.85	1,981,083.54	15,383,396.99	0.00	246,890.29	15,136,506.70	83.05%
22	883100470	06/17/21	10,750,000.00	12,900,000.00	11,230,091.47	480,091.47	11,230,091.47	10,750,000.00	0.00	0.00	0.00	0.00	0.00%
29	883100471	05/17/21	7,012,500.00	12,400,000.00	7,074,440.48	61,940.48	7,074,440.48	7,012,500.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			59,149,906.60	80,400,000.00	49,658,290.09	5,891,780.48	49,658,290.09	43,766,509.61	15,383,396.99	0.00	246,890.29	15,136,506.70

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 26 of 29

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	12/16/22	0.00	(64,510.65)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/22	0.00	(66,390.30)	0.00	0.00	0.00	0.00	0.00	0.00
		10/17/22	0.00	(63,996.20)	0.00	0.00	0.00	0.00	0.00	0.00
		09/16/22	0.00	(65,860.86)	0.00	0.00	0.00	0.00	0.00	0.00
		08/17/22	0.00	(65,535.41)	0.00	0.00	0.00	0.00	0.00	0.00
		07/15/22	0.00	(63,172.34)	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/22	0.00	(66,033.42)	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/22	0.00	(63,652.38)	0.00	0.00	0.00	0.00	0.00	0.00
		04/18/22	0.00	(65,488.96)	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/22	0.00	(63,133.15)	0.00	0.00	0.00	0.00	0.00	0.00
		02/17/22	0.00	(62,879.77)	0.00	0.00	0.00	0.00	0.00	0.00
		01/18/22	0.00	(62,632.81)	0.00	0.00	0.00	0.00	0.00	0.00
		12/17/21	0.00	(62,386.86)	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/21	0.00	(63,056.22)	0.00	0.00	0.00	0.00	0.00	0.00
		10/18/21	0.00	(61,909.63)	0.00	0.00	0.00	0.00	0.00	0.00
		09/17/21	0.00	(63,714.30)	0.00	0.00	0.00	0.00	0.00	0.00
		08/17/21	0.00	(63,526.74)	0.00	0.00	0.00	0.00	0.00	0.00
		07/16/21	0.00	(61,236.45)	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/21	0.00	(62,927.16)	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/21	0.00	(60,600.15)	0.00	0.00	0.00	0.00	0.00	0.00
13	305560013	02/18/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
17	305560017	06/17/22	0.00	0.00	15,136,506.70	0.00	0.00	(251,390.29)	0.00	0.00	15,136,506.70
		04/18/22	0.00	0.00	15,387,896.99	0.00	0.00	4,500.00	0.00	0.00
		04/16/21	0.00	0.00	15,383,396.99	0.00	0.00	15,383,396.99	0.00	0.00
22	883100470	06/17/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
29	883100471	05/17/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	(64,510.65)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	(1,272,643.76)	15,136,506.70	0.00	0.00	15,136,506.70	0.00	0.00	15,136,506.70

© 2021 Computershare. All rights reserved. Confidential.											Page 27 of 29

Interest Shortfall Detail - Collateral Level

				Special Servicing Fees								Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
No interest shortfalls this period
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.

© 2021 Computershare. All rights reserved. Confidential.												Page 28 of 29

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29